FINANCIAL RISK MANAGEMENT (Details 15) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	S/ 192,409,989	S/ 183,489,376
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	148,601,779	138,283,714
Derivative financial liabilities
Contractual amounts receivable (Inflows)	3,299,071	3,566,544
Contractual amounts payable (outflows)	4,762,429	3,462,366
Total liabilities	(1,463,358)	104,178
Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	101,088,345	89,282,766
Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	24,773,087	26,285,437
Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	233,425	236,983
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	168,089	209,520
Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	18,401,448	17,979,723
Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	3,937,385	4,289,285
Up to one month [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	32,069,384	26,177,608
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	35,069,382	32,313,704
Derivative financial liabilities
Contractual amounts receivable (Inflows)	150,149	576,992
Contractual amounts payable (outflows)	1,117,375	301,709
Total liabilities	(967,226)	275,283
Up to one month [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	28,360,646	24,982,659
Up to one month [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	3,658,434	3,015,441
Up to one month [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	51,426	38,678
Up to one month [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	168,089	209,520
Up to one month [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	833,517	125,777
Up to one month [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	1,997,270	3,941,629
One to three months [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	23,845,192	19,909,373
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	12,890,565	11,160,073
Derivative financial liabilities
Contractual amounts receivable (Inflows)	123,114	150,223
Contractual amounts payable (outflows)	362,073	305,279
Total liabilities	(238,959)	(155,056)
One to three months [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	10,523,572	8,678,312
One to three months [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	1,801,493	2,014,116
One to three months [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	140,648	157,686
One to three months [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
One to three months [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	130,988	176,115
One to three months [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	293,864	133,844
Three to twelve months [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	39,885,238	38,171,817
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	26,556,691	23,156,222
Derivative financial liabilities
Contractual amounts receivable (Inflows)	464,466	550,989
Contractual amounts payable (outflows)	628,800	588,079
Total liabilities	(164,334)	(37,090)
Three to twelve months [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	18,803,383	16,056,899
Three to twelve months [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	6,363,038	5,572,115
Three to twelve months [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	31,489	35,453
Three to twelve months [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Three to twelve months [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	1,059,795	1,290,997
Three to twelve months [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	298,986	200,758
One to five years [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	60,073,343	62,824,369
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	54,823,319	54,372,007
Derivative financial liabilities
Contractual amounts receivable (Inflows)	1,770,499	1,765,538
Contractual amounts payable (outflows)	1,791,667	1,714,861
Total liabilities	(21,168)	50,677
One to five years [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	34,738,531	33,487,729
One to five years [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	6,597,765	10,581,827
One to five years [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	9,862	5,166
One to five years [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
One to five years [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	13,471,851	10,292,536
One to five years [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	5,310	4,749
Later than 5 years [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	36,536,832	36,406,209
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	19,261,822	17,281,708
Derivative financial liabilities
Contractual amounts receivable (Inflows)	790,843	522,802
Contractual amounts payable (outflows)	862,514	552,438
Total liabilities	(71,671)	(29,636)
Later than 5 years [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	8,662,213	6,077,167
Later than 5 years [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	6,352,357	5,101,938
Later than 5 years [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than 5 years [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than 5 years [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	2,905,297	6,094,298
Later than 5 years [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	S/ 1,341,955	S/ 8,305